UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21467

LMP Capital and Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

LMP CAPITAL AND INCOME FUND

FORM N-Q

JANUARY 31, 2007

ITEM 1.                  SCHEDULE OF INVESTMENTS

LMP Capital and Income Fund Inc.

Schedule of Investments  (unaudited)

January 31, 2007

Shares	Security†	Value
COMMON STOCKS — 71.2%
CONSUMER DISCRETIONARY — 10.6%
Hotels, Restaurants & Leisure — 3.3%
35,320	Las Vegas Sands Corp. *	$3,675,752
262,900	McDonald’s Corp.	11,659,615
140,600	Penn National Gaming Inc. *	6,161,092
93,300	Starwood Hotels & Resorts Worldwide Inc.	5,838,714
	Total Hotels, Restaurants & Leisure	27,335,173
Household Durables — 0.0%
1,226,577	Home Interiors & Gifts Inc. (a)(b) *	12,266
Media — 7.3%
182,030	Clear Channel Communications Inc.	6,611,330
130,000	EchoStar Communications Corp., Class A Shares *	5,244,200
79,444	Lamar Advertising Co., Class A Shares *	5,265,548
167,300	R.H. Donnelley Corp. *	11,138,834
498,400	SES Global SA, FDR	8,649,066
517,600	Time Warner Inc.	11,319,912
534,200	Warner Music Group Corp.	11,453,248
	Total Media	59,682,138
	TOTAL CONSUMER DISCRETIONARY	87,029,577
CONSUMER STAPLES — 2.7%
Household Products — 0.6%
79,200	Procter & Gamble Co.	5,137,704
Tobacco — 2.1%
199,300	Altria Group Inc.	17,416,827
	TOTAL CONSUMER STAPLES	22,554,531
ENERGY — 6.5%
Energy Equipment & Services — 2.0%
66,400	GlobalSantaFe Corp.	3,851,864
86,000	SEACOR Holdings Inc. *	8,705,780
48,300	Transocean Inc. *	3,736,971
	Total Energy Equipment & Services	16,294,615
Oil, Gas & Consumable Fuels — 4.5%
347,400	Anadarko Petroleum Corp.	15,198,750
143,190	Cheniere Energy Inc. *	3,963,499
72,300	Crosstex Energy Inc.	2,369,994
159,000	Range Resources Corp.	4,879,710
159,560	Total SA, ADR	10,858,058
	Total Oil, Gas & Consumable Fuels	37,270,011
	TOTAL ENERGY	53,564,626
EXCHANGE TRADED FUND — 1.7%
Exchange Traded — 1.7%
309,400	Nasdaq-100 Index Tracking Stock	13,635,258
FINANCIALS — 20.1%
Capital Markets — 3.0%
22,300	Goldman Sachs Group Inc.	4,731,168
318,300	UBS AG	20,056,083
	Total Capital Markets	24,787,251
Commercial Banks — 1.4%
328,200	Wells Fargo & Co.	11,788,944
Consumer Finance — 4.6%
437,600	American Express Co.	25,477,072
151,432	Capital One Financial Corp.	12,175,133
	Total Consumer Finance	37,652,205

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2007

Shares	Security†	Value
Diversified Financial Services — 1.2%
185,352	Bank of America Corp.	$9,745,808
Insurance — 9.9%
199,300	ACE Ltd.	11,515,554
282,900	AFLAC Inc.	13,468,869
219,400	American International Group Inc.	15,017,930
238,570	Chubb Corp.	12,415,183
504,710	Fidelity National Financial Inc., Class A	11,981,815
393,100	First American Corp.	16,659,578
	Total Insurance	81,058,929
	TOTAL FINANCIALS	165,033,137
HEALTH CARE — 4.0%
Health Care Providers & Services — 4.0%
317,300	UnitedHealth Group Inc.	16,582,098
202,600	WellPoint Inc.*	15,879,788
	TOTAL HEALTH CARE	32,461,886
INDUSTRIALS — 10.7%
Aerospace & Defense — 4.3%
108,920	Alliant Techsystems Inc.*	8,822,520
214,893	Hexcel Corp.*	4,134,541
219,500	Honeywell International Inc.	10,028,955
153,010	L-3 Communications Holdings Inc.	12,598,844
	Total Aerospace & Defense	35,584,860
Commercial Services & Supplies — 0.4%
130,920	Covanta Holding Corp.*	3,097,567
Electrical Equipment — 1.1%
493,200	ABB Ltd., ADR*	8,783,892
Industrial Conglomerates — 4.9%
677,900	General Electric Co.	24,438,295
506,000	Tyco International Ltd.	16,131,280
	Total Industrial Conglomerates	40,569,575
	TOTAL INDUSTRIALS	88,035,894
INFORMATION TECHNOLOGY — 11.7%
Communications Equipment — 2.6%
389,700	Cisco Systems Inc.*	10,362,123
299,400	QUALCOMM Inc.	11,275,404
	Total Communications Equipment	21,637,527
Electronic Equipment & Instruments — 1.2%
306,500	Agilent Technologies Inc.*	9,808,000
Internet Software & Services — 1.3%
366,900	Yahoo! Inc.*	10,386,939
IT Services — 3.4%
392,900	Ceridian Corp.*	11,775,213
375,011	Fidelity National Information Services Inc.	15,945,468
	Total IT Services	27,720,681
Software — 3.2%
557,300	Microsoft Corp.	17,198,278
527,200	Oracle Corp.*	9,046,752
	Total Software	26,245,030
	TOTAL INFORMATION TECHNOLOGY	95,798,177
MATERIALS — 0.9%
Chemicals — 0.9%
95,920	Koppers Holdings Inc.	2,437,327

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2007

Shares	Security†	Value
Chemicals — 0.9% (continued)
224,260	Nalco Holding Co.*	$5,155,738
	TOTAL MATERIALS	7,593,065
UTILITIES — 2.3%
Gas Utilities — 2.3%
471,700	National Fuel Gas Co.	19,193,473
	TOTAL COMMON STOCKS (Cost — $547,645,619)	584,899,624

Face Amount
ASSET-BACKED SECURITIES — 2.9%
Home Equity — 2.9%
$1,000,000	Ameriquest Mortgage Securities Inc., Series 2003-12, Class M2, 7.020% due 11/25/33 (c)	1,013,150
2,000,000	Argent Securities Inc., Series 2004-W8, Class M04, 6.620% due 5/25/34 (c)	2,014,483
750,000	Asset-Backed Funding Certificates, Series 2004-FF1, Class M2, 6.770% due 1/25/34 (c)	757,442
2,000,000	Bear Stearns Asset-Backed Securities Inc., Series 2004-HE5, Class M1, 5.890% due 7/25/34 (c)	2,001,239
	Countrywide Asset-Backed Certificates:
233,414	Series 2003-03, Class M4, 6.750% due 3/25/33 (c)	235,292
17,430	Series 2004-02N, Class N1, 5.000% due 2/25/35 (d)	17,346
410,000	Series 2004-05, Class M4, 6.570% due 6/25/34 (c)	415,808
73,417	Finance America Net Interest Margin Trust, Series 2004-01, Class A, 5.250% due 6/27/34 (d)	4,750
750,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF2, Class M4, 6.220% due 3/25/34 (c)	752,345
	Fremont Home Loan Trust:
792,575	Series 2004-01, Class M5, 6.420% due 2/25/34 (c)	794,035
2,000,000	Series 2004-B, Class M4, 6.490% due 5/25/34 (c)	2,003,456
875,000	Series 2004-D, Class M5, 6.320% due 11/25/34 (c)	880,567
1,005,000	GSAMP Trust, Series 2004-OPT, Class M3, 6.470% due 11/25/34 (c)	1,013,240
	Merrill Lynch Mortgage Investors Inc.:
44,421	Series 2004-WM2N, Class N1, 4.500% due 12/25/34 (d)	44,066
4,417	Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (d)	4,394
1,400,000	Morgan Stanley Asset-Backed Securities Capital I, Series 2004-HE4, Class M2, 6.620% due 5/25/34 (c)	1,400,863
	New Century Home Equity Loan Trust:
1,250,000	Series 2001-NC1, Class M2, 6.420% due 6/20/31 (c)	1,251,455
1,500,000	Series 2003-04, Class M2, 7.140% due 10/25/33 (c)	1,509,857
	Novastar Home Equity Loan:
1,000,000	Series 2004-01, Class M4, 6.295% due 6/25/34 (c)	1,005,601
1,250,000	Series 2004-02, Class M5, 6.820% due 9/25/34 (c)	1,260,224
750,000	Series 2005-02, Class M10, 8.320% due 10/25/35 (c)	712,684
	Option One Mortgage Loan Trust:
206,644	Series 2002-04, Class M2, 7.015% due 7/25/32 (c)	206,991
1,500,000	Series 2004-02, Class M2, 6.370% due 5/25/34 (c)	1,500,931
1,000,000	Renaissance Home Equity Loan Trust, Series 2003-4, Class M3, 7.220% due 3/25/34 (c)	1,009,592
511,479	SACO I Trust, Series 2005-02, Class A, 5.520% due 4/25/35 (c)(d)	511,748
	Sail Net Interest Margin Notes:
141,210	Series 2003-BC2A, Class A, 7.750% due 4/27/33 (d)	31,138
71,380	Series 2004-2A, Class A, 5.500% due 3/27/34 (d)	21,358
1,500,000	Structured Asset Investment Loan Trust, Series 2003-BC10, Class M2, 7.170% due 10/25/33 (c)	1,503,588
	TOTAL ASSET-BACKED SECURITIES (Cost — $24,073,166)	23,877,643

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2007

Face Amount	Security†	Value
COLLATERALIZED MORTGAGE OBLIGATIONS(c) — 0.8%
$260,000	American Home Mortgage Investment Trust, Series 2005-4, Class M3, 6.120% due 11/25/45	$260,203
631,586	Banc of America Funding Corp., Series 2006-H, Class 1A1, 5.693% due 9/20/46	634,681
418,905	Banc of America Mortgage Securities, Series 2005-F, Class 2A-2, 5.018% due 7/25/35	413,947
	Federal Home Loan Mortgage Corp. (FHLMC):
89,585	Series 2764, Class DT, 6.000% due 3/15/34	83,965
578,380	Series 2780, Class SL, PAC, 6.000% due 4/15/34	571,814
748,268	Harborview Mortgage Loan Trust, Series 2005-10, Class B6, 6.390% due 11/19/35	754,105
950,702	Impac CMB Trust, Series 2004-04, Class 2M2, 6.820% due 9/25/34	957,924
622,463	Merit Securities Corp., Series 11PA, Class B2, 6.850% due 9/28/32 (d)	540,435
	MLCC Mortgage Investors Inc.:
550,625	Series 2004-A, Class B2, 6.240% due 4/25/29	552,172
732,307	Series 2004-B, Class B2, 6.200% due 5/25/29	736,481
880,313	Washington Mutual Inc., Series 2006-AR10, Class 1A1, 5.967% due 9/25/36	885,467
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $6,413,248)	6,391,194
CORPORATE BONDS & NOTES — 10.2%
Aerospace & Defense — 0.0%
275,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	275,000
Airlines — 0.0%
170,000	Continental Airlines Inc., Notes, 8.750% due 12/1/11	171,275
Auto Components — 0.2%
295,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	292,788
	Visteon Corp., Senior Notes:
1,075,000	8.250% due 8/1/10	1,080,375
90,000	7.000% due 3/10/14	79,650
	Total Auto Components	1,452,813
Automobiles — 0.2%
	Ford Motor Co.:
110,000	Debentures, 8.875% due 1/15/22	99,825
785,000	Notes, 7.450% due 7/16/31	640,756
630,000	General Motors Corp., Senior Debentures, 8.250% due 7/15/23	600,075
	Total Automobiles	1,340,656
Building Products — 0.2%
540,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	564,300
230,000	Jacuzzi Brands Inc., Senior Secured Notes, 9.625% due 7/1/10	245,525
1,520,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.321% due 3/1/14	1,124,800
	Total Building Products	1,934,625
Capital Markets — 0.1%
285,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	316,350
	E*TRADE Financial Corp., Senior Notes:
120,000	7.375% due 9/15/13	125,100
105,000	7.875% due 12/1/15	112,875
340,000	Kaupthing Bank HF, Subordinated Notes, 7.125% due 5/19/16 (d)	359,723
	Total Capital Markets	914,048

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2007

Face Amount	Security†	Value
Chemicals — 0.2%
$50,000	Chemtura Corp., Senior Notes, 6.875% due 6/1/16	$48,750
1,000,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	1,065,000
570,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (d)	567,150
110,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/13/14 (d)	113,850
6,000	PPG Industries Inc., Notes, 6.500% due 11/1/07	6,020
	Total Chemicals	1,800,770
Commercial Banks — 0.2%
125,000	American Express Centurion Bank, Notes, 5.410% due 7/19/07 (c)	125,090
380,000	Banesto Finance Ltd., 7.500% due 3/25/07	381,087
250,000	Bank United Corp., Senior Notes, 8.875% due 5/1/07	252,015
81,818	Fifth Third Bank, Notes, 2.870% due 8/10/09	79,284
340,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (c)(d)(e)	356,143
340,000	Shinsei Finance Cayman Ltd., Bonds, 6.418% due 7/20/16 (c)(d)(e)	338,599
150,000	Wells Fargo & Co., Notes, 5.426% due 3/23/07 (c)	150,030
	Total Commercial Banks	1,682,248
Commercial Services & Supplies — 0.3%
40,000	Aleris International Inc., Senior Subordinated Notes, 10.000% due 12/15/16 (d)	41,600
	Allied Waste North America Inc., Senior Notes, Series B:
925,000	7.375% due 4/15/14	927,312
75,000	7.250% due 3/15/15	75,469
	Aramark Corp., Senior Notes:
180,000	8.500% due 2/1/15 (d)	185,175
40,000	8.860% due 2/1/15 (c)(d)	41,000
315,000	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	332,325
600,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	642,000
210,000	Rental Services Corp., Senior Bonds, 9.500% due 12/1/14 (d)	220,500
	Total Commercial Services & Supplies	2,465,381
Consumer Finance — 0.5%
	Ford Motor Credit Co.:
1,050,000	Notes, 7.000% due 10/1/13	1,002,954
	Senior Notes:
750,000	5.800% due 1/12/09	736,389
135,000	9.750% due 9/15/10 (d)	144,114
559,000	10.610% due 6/15/11 (c)(d)	608,402
170,000	8.000% due 12/15/16	167,197
	General Motors Acceptance Corp., Notes:
1,000,000	5.625% due 5/15/09	990,252
300,000	6.750% due 12/1/14	304,842
125,000	SLM Corp., Medium-Term Notes, Series A, 5.560% due 1/26/09 (c)	125,515
	Total Consumer Finance	4,079,665
Containers & Packaging — 0.4%
885,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	915,975
	Graphic Packaging International Corp.:
90,000	Senior Notes, 8.500% due 8/15/11	93,825
535,000	Senior Subordinated Notes, 9.500% due 8/15/13	569,775
750,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	800,625
900,000	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10	918,000

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2007

Face Amount	Security†	Value
Containers & Packaging — 0.4% (continued)
$195,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (d)	$204,750
	Total Containers & Packaging	3,502,950
Diversified Financial Services — 0.5%
150,000	AAC Group Holding Corp., step bond to yield 9.092% due 10/1/12	133,500
100,000	Aiful Corp., Notes, 5.000% due 8/10/10 (d)	96,833
100,000	Bank of America Corp., Subordinated Notes, 5.420% due 3/15/17 (d)	98,538
870,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (d)	902,625
125,000	Capital One Bank, Notes, 5.750% due 9/15/10	126,657
	CitiSteel USA Inc., Senior Secured Notes:
125,000	12.949% due 9/1/10 (c)	129,687
110,000	15.000% due 10/1/10 (d)(f)	130,350
110,493	Core Investment Grade Bond Trust I, Pass-Through Certificates, 4.642% due 11/30/07	109,318
125,000	Countrywide Home Loans Inc., Medium-Term Notes, Series M, 4.125% due 9/15/09	121,310
162,000	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	170,100
125,000	HSBC Finance Corp., Senior Subordinated Notes, 5.875% due 2/1/09	126,493
410,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (d)	418,712
60,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	57,600
100,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	105,500
160,000	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	176,000
620,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 10.257% due 10/1/15	500,650
260,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	267,475
	Total Diversified Financial Services	3,671,348
Diversified Telecommunication Services — 0.8%
120,000	Citizens Communications Co., Senior Notes, 7.875% due 1/15/27 (d)	122,100
100,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	98,674
	Hawaiian Telcom Communications Inc.:
45,000	Senior Notes, Series B, 10.889% due 5/1/13 (c)	46,463
700,000	Senior Subordinated Notes, Series B, 12.500% due 5/1/15	764,750
180,000	Inmarsat Finance PLC, 7.625% due 6/30/12	186,750
	Intelsat Bermuda Ltd., Senior Notes:
90,000	8.872% due 1/15/15 (c)(d)	92,025
370,000	9.250% due 6/15/16 (d)	407,925
680,000	11.250% due 6/15/16 (d)	771,800
35,000	Intelsat Ltd., Notes, 7.625% due 4/15/12	33,906
145,000	Level 3 Communications Inc., Senior Notes, 11.500% due 3/1/10	156,962
	Level 3 Financing Inc., Senior Notes:
500,000	11.800% due 3/15/11 (c)	532,500
35,000	9.250% due 11/1/14 (d)	35,963
	NTL Cable PLC, Senior Notes:
450,000	8.750% due 4/15/14	469,125
220,000	9.125% due 8/15/16	233,750
	Qwest Communications International Inc., Senior Notes:
285,000	7.500% due 2/15/14	295,687
740,000	Series B, 7.500% due 2/15/14	767,750
605,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (d)	571,725
100,000	Telecom Italia Capital SA, Notes, 5.250% due 10/1/15	92,948

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2007

Face Amount	Security†	Value
Diversified Telecommunication Services — 0.8% (continued)
$660,000	Windstream Corp., 8.625% due 8/1/16	$723,525
	Total Diversified Telecommunication Services	6,404,328
Electric Utilities — 0.0%
100,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	115,250
Electronic Equipment & Instruments — 0.1%
1,065,000	NXP BV/NXP Funding LLC, Senior Notes, 9.500% due 10/15/15 (d)	1,106,269
Energy Equipment & Services — 0.2%
725,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (d)	737,687
529,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	532,968
95,000	Geokinetics Inc., Secured Notes, 11.860% due 12/15/12 (c)(d)	95,950
55,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	56,100
10,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	11,624
	Total Energy Equipment & Services	1,434,329
Food & Staples Retailing — 0.0%
150,000	Safeway Inc., Senior Unsecured Notes, 6.500% due 11/15/08	152,444
Food Products — 0.0%
	Dole Food Co. Inc., Senior Notes:
125,000	7.250% due 6/15/10	121,406
261,000	8.875% due 3/15/11	261,000
	Total Food Products	382,406
Health Care Providers & Services — 0.5%
250,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	272,500
600,000	Genesis HealthCare Corp., Senior Subordinated Notes, 8.000% due 10/15/13	640,500
	HCA Inc.:
295,000	Notes, 6.375% due 1/15/15	251,488
	Senior Notes:
345,000	6.300% due 10/1/12	317,400
345,000	6.500% due 2/15/16	292,387
	Senior Secured Notes:
215,000	9.250% due 11/15/16 (d)	228,975
165,000	9.625% due 11/15/16 (d)(f)	177,581
925,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	949,281
	Tenet Healthcare Corp., Senior Notes:
650,000	7.375% due 2/1/13	604,500
70,000	9.875% due 7/1/14	71,313
70,000	6.875% due 11/15/31	55,125
175,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	179,813
150,000	UnitedHealth Group Inc., Senior Notes, 3.300% due 1/30/08	146,769
	Total Health Care Providers & Services	4,187,632
Hotels, Restaurants & Leisure — 1.1%
1,000,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	985,000
315,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (d)	321,300
550,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	587,812
100,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/14	109,000
450,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	435,375
660,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	722,700
1,000,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	992,500
550,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	537,625

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2007

Face Amount	Security†	Value
Hotels, Restaurants & Leisure — 1.1% (continued)
	MGM MIRAGE Inc.:
	Senior Notes:
$380,000	6.750% due 9/1/12	$379,050
575,000	5.875% due 2/27/14	536,187
320,000	7.625% due 1/15/17	323,600
203,000	Senior Subordinated Notes, 9.375% due 2/15/10	217,464
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
300,000	7.125% due 8/15/14	308,250
350,000	6.875% due 2/15/15	352,188
325,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	314,844
500,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	514,375
625,000	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12	629,687
	Station Casinos Inc.:
	Senior Notes:
60,000	6.000% due 4/1/12	57,075
460,000	7.750% due 8/15/16	471,500
105,000	Senior Subordinated Notes, 6.875% due 3/1/16	96,600
500,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (d)	512,500
	Total Hotels, Restaurants & Leisure	9,404,632
Household Durables — 0.3%
190,000	Beazer Homes USA Inc., Senior Notes, 8.125% due 6/15/16	198,550
685,000	K Hovnanian Enterprises Inc., Senior Notes, 8.625% due 1/15/17	726,100
325,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	337,188
700,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.608% due 9/1/12	619,500
600,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	633,000
	Total Household Durables	2,514,338
Household Products — 0.0%
345,000	Nutro Products Inc., Senior Subordinated Notes, 10.750% due 4/15/14 (d)	379,500
Independent Power Producers & Energy Traders — 0.3%
175,000	Calpine Generating Co. LLC, Senior Secured Notes, 14.370% due 4/1/11 (c)(g)	186,375
1,000,000	Edison Mission Energy, Senior Notes, 7.730% due 6/15/09	1,035,000
	NRG Energy Inc., Senior Notes:
250,000	7.250% due 2/1/14	251,250
1,025,000	7.375% due 2/1/16	1,028,844
190,000	TXU Corp., Senior Notes, Series P, 5.550% due 11/15/14	179,779
	Total Independent Power Producers & Energy Traders	2,681,248
Industrial Conglomerates — 0.0%
237,000	Koppers Inc., Senior Notes, 9.875% due 10/15/13	258,330
Insurance — 0.2%
470,000	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	509,950
75,000	Marsh & McLennan Cos. Inc., Notes, 5.500% due 7/13/07 (c)	75,013
500,000	Nationwide Life Global Funding I, Notes, 5.453% due 9/28/07 (c)(d)	500,468
150,000	Protective Life Secured Trust, Senior Secured Notes, Medium-Term Notes, 5.440% due 4/13/07 (c)	150,039
	Total Insurance	1,235,470
Internet & Catalog Retail — 0.0%
235,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	236,763

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2007

Face Amount	Security†	Value
IT Services — 0.1%
	SunGard Data Systems Inc.:
$400,000	Senior Notes, 9.125% due 8/15/13	$423,000
270,000	Senior Subordinated Notes, 10.250% due 8/15/15	291,600
	Total IT Services	714,600
Machinery — 0.1%
839,000	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 11.471% due 4/15/14	767,685
Media — 1.0%
	Affinion Group Inc.:
435,000	Senior Notes, 10.125% due 10/15/13	469,800
20,000	Senior Subordinated Notes, 11.500% due 10/15/15	21,600
	AMC Entertainment Inc.:
80,000	Senior Notes, Series B, 8.625% due 8/15/12	84,500
725,000	Senior Subordinated Notes, 11.000% due 2/1/16	822,875
19,000	CCH I Holdings LLC, Senior Notes, 11.000% due 10/1/15	19,665
380,000	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Notes, 11.750% due 5/15/14	363,850
550,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	570,625
	CCH II LLC/CCH II Capital Corp., Senior Notes:
480,000	10.250% due 9/15/10	501,000
65,000	10.250% due 10/1/13	69,875
90,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	86,850
	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes:
25,000	9.920% due 4/1/11	23,875
105,000	11.750%due 5/15/11	102,375
700,000	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (d)	731,500
250,000	Clear Channel Communications Inc., Senior Notes, 3.125% due 2/1/07	250,000
240,000	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (d)	247,200
300,000	Comcast Corp., Notes, 6.500% due 1/15/17	314,556
764,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	803,155
65,000	ION Media Networks Inc., Senior Secured Notes, 11.610% due 1/15/13 (c)(d)	67,925
230,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	227,700
300,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	307,500
	R.H. Donnelley Corp.:
	Senior Discount Notes:
355,000	Series A-1, 6.875% due 1/15/13	341,688
300,000	Series A-2, 6.875% due 1/15/13	288,750
450,000	Senior Notes, Series A-3, 8.875% due 1/15/16	473,625
	Rainbow National Services LLC:
100,000	Senior Notes, 8.750% due 9/1/12 (d)	107,000
50,000	Senior Subordinated Debentures, 10.375% due 9/1/14 (d)	56,500
420,000	Time Warner Inc., 6.875% due 5/1/12	444,502
	Total Media	7,798,491
Metals & Mining — 0.2%
420,000	Metals USA Holdings Corp., Senior Notes, 11.365% due 1/15/12 (c)(d)(f)	412,650
435,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	482,306
100,000	RathGibson Inc., Senior Notes, 11.250% due 2/15/14	106,500
135,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15 (d)	139,050

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2007

Face Amount	Security†	Value
Metals & Mining — 0.2% (continued)
$150,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	$153,039
	Total Metals & Mining	1,293,545
Multi-Utilities — 0.0%
125,000	Keyspan Gas East Corp., Medium-Term Notes, 6.900% due 1/15/08	126,591
Multiline Retail — 0.1%
	Neiman Marcus Group Inc.:
170,000	Senior Notes, 9.000% due 10/15/15 (f)	187,000
535,000	Senior Subordinated Notes, 10.375% due 10/15/15	600,538
	Total Multiline Retail	787,538
Office Electronics — 0.0%
290,000	Xerox Corp., Senior Notes, 6.750% due 2/1/17	298,700
Oil, Gas & Consumable Fuels — 0.9%
60,000	Anadarko Petroleum Corp., Senior Notes, 5.950% due 9/15/16	59,585
440,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	451,000
	Chesapeake Energy Corp., Senior Notes:
775,000	6.375% due 6/15/15	755,625
425,000	6.500% due 8/15/17	408,000
85,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	85,638
	El Paso Corp., Medium-Term Notes:
180,000	7.800% due 8/1/31	193,050
1,050,000	7.750% due 1/15/32	1,126,125
500,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	510,000
325,000	Holly Energy Partners, L.P., Senior Notes, 6.250% due 3/1/15	307,937
260,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	257,400
	Kerr-McGee Corp.:
140,000	6.950% due 7/1/24	147,774
300,000	Secured Notes, 6.875% due 9/15/11	315,394
605,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (d)	635,250
240,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	249,600
310,000	Pogo Producing Co., Senior Subordinated Notes, 7.875% due 5/1/13	313,875
290,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (d)	292,175
170,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	167,025
	Williams Cos. Inc.:
100,000	Notes, 8.750% due 3/15/32	114,250
470,000	Senior Notes, 7.750% due 6/15/31	495,850
170,000	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12	184,198
	Total Oil, Gas & Consumable Fuels	7,069,751
Paper & Forest Products — 0.2%
545,000	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	569,525
	NewPage Corp.:
	Senior Secured Notes:
290,000	10.000% due 5/1/12	317,550
435,000	11.621% due 5/1/12 (c)	478,500
200,000	Senior Subordinated Notes, 12.000% due 5/1/13	219,000
115,000	Verso Paper Holdings LLC, Senior Secured Notes, 9.125% due 8/1/14 (d)	121,325
150,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	157,766
	Total Paper & Forest Products	1,863,666
Pharmaceuticals — 0.1%
425,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	444,125

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2007

Face Amount	Security†	Value
Real Estate Investment Trusts (REITs) — 0.1%
$15,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	$15,488
75,000	iStar Financial Inc., Senior Notes, Series B, 4.875% due 1/15/09	74,064
50,000	Simon Property Group LP, Notes, 6.375% due 11/15/07	50,327
85,000	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	85,425
200,000	Vornado Realty LP, Senior Notes, 5.625% due 6/15/07	199,884
	Total Real Estate Investment Trusts (REITs)	425,188
Real Estate Management & Development — 0.0%
50,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	48,250
Road & Rail — 0.2%
75,000	Burlington Northern Santa Fe Corp., Notes, 7.875% due 4/15/07	75,327
1,005,000	Hertz Corp., 10.500% due 1/1/16	1,135,650
50,000	Kansas City Southern de Mexico, Senior Notes, 7.625% due 12/1/13 (d)	50,250
430,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	438,062
	Total Road & Rail	1,699,289
Semiconductors & Semiconductor Equipment — 0.1%
765,000	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (d)	765,000
Software — 0.1%
393,922	UGS Capital Corp. II, Senior Notes, 10.348% due 6/1/11 (c)(d)(f)	403,770
Specialty Retail — 0.1%
235,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	235,587
165,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	183,769
100,000	Linens ‘n Things Inc., Senior Secured Notes, 10.985% due 1/15/14 (c)	97,500
	Total Specialty Retail	516,856
Textiles, Apparel & Luxury Goods — 0.2%
950,000	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	1,030,750
300,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	312,000
	Total Textiles, Apparel & Luxury Goods	1,342,750
Tobacco — 0.0%
70,000	Alliance One International Inc., Senior Notes, 11.000% due 5/15/12	75,950
75,000	Altria Group Inc., Notes, 7.200% due 2/1/07	75,000
	Total Tobacco	150,950
Trading Companies & Distributors (d) — 0.1%
355,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16	381,625
390,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14	428,025
	Total Trading Companies & Distributors	809,650
Wireless Telecommunication Services — 0.3%
625,000	Rogers Wireless Inc., Secured Notes, 7.500% due 3/15/15	675,000
	Rural Cellular Corp.:
110,000	Secured Notes, 8.250% due 3/15/12	115,225
245,000	Senior Notes, 9.875% due 2/1/10	260,925
340,000	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12	377,693
780,000	True Move Co., Ltd., 10.750% due 12/16/13 (d)	772,200

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2007

Face
Amount‡	Security†	Value
Wireless Telecommunication Services — 0.3% (continued)
$600,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	$645,088
	Total Wireless Telecommunication Services	2,846,131
	TOTAL CORPORATE BONDS & NOTES
	(Cost — $82,435,997)	83,956,244
LOAN PARTICIPATION — 0.1%
1,000,000	UPC Broadband Holding B.V. Term Loan, 7.640% due 3/15/13 (Toronto Dominion) (c)(h)
	(Cost - $1,000,000)	1,005,170
MORTGAGE-BACKED SECURITIES — 6.7%
FHLMC — 4.2%
3,674,663	Federal Home Loan Mortgage Corp. (FHLMC):
	5.124% due 6/1/35 (c)	3,664,890
	Gold:
956,267	7.000% due 6/1/17	983,129
13,086,430	6.000% due 7/1/21	13,238,704
422,510	8.500% due 9/1/25	453,201
810,541	6.500% due 8/1/29	830,987
15,200,411	6.000% due 9/1/32-2/1/36	15,287,679
	TOTAL FHLMC	34,458,590
FNMA — 2.4%
	Federal National Mortgage Association (FNMA):
1,110,777	8.000% due 12/1/12	1,133,507
2,050,415	5.500% due 1/1/14-4/1/35	2,025,023
1,942,736	7.000% due 3/15/15-6/1/32	2,007,570
642,106	4.214% due 12/1/34 (c)	631,947
888,969	4.860% due 1/1/35 (c)	885,203
1,169,104	5.082% due 3/1/35 (c)	1,171,069
2,395,269	4.555% due 4/1/35 (c)	2,409,688
3,502,668	5.629% due 4/1/36 (c)	3,530,689
5,796,367	5.587% due 5/1/36 (c)	5,831,145
	TOTAL FNMA	19,625,841
GNMA — 0.1%
1,510,683	Government National Mortgage Association (GNMA), 5.500% due 8/15/21	1,509,884
	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost — $55,816,884)	55,594,315
SOVEREIGN BOND — 0.0%
Argentina — 0.0%
69,931 ARS	Republic of Argentina, GDP Linked Securities, 0.649% due 12/15/35 (c)
	(Cost - $811)	2,693
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.1%
U.S. Government Agency Obligations — 0.1%
	Federal Home Loan Bank (FHLB):
240,000	Bonds, 5.125% due 7/30/08	239,961
100,000	Global Bonds, 5.500% due 7/15/36	102,735
	Total U.S. Government Agency Obligations	342,696
U.S. Government Obligations — 0.0%
130,000	U.S. Treasury Bonds, 4.500% due 2/15/36	121,550
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $455,236)	464,246

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2007

Face Amount	Security†	Value
U.S. TREASURY INFLATION PROTECTED SECURITIES — 0.0%
$95,731	U.S. Treasury Notes, Inflation Indexed, 0.875% due 4/15/10 (Cost - $90,886)	$91,053
Contracts
PURCHASED OPTIONS — 0.3%
1,820	Clear Channel Communications, Put @ $35.00, expires 4/21/07	91,000
549	S&P 500 Index, Put @ $1,400.00, expires 3/17/07	411,750
917	S&P 500 Index, Put @ $1,400.00, expires 6/16/07	1,898,190
	TOTAL PURCHASED OPTIONS (Cost — $3,086,003)	2,400,940
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $721,017,850)	758,683,122

Face Amount
SHORT-TERM INVESTMENTS — 7.7%
U.S. Government Agencies (i) — 2.5%
	Federal Home Loan Bank (FHLB), Discount Notes:
$18,000,000	4.951% due 2/1/07	18,000,000
1,000,000	5.171% due 4/23/07	988,559
1,400,000	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, Series RB, 5.198% due 4/17/07	1,385,168
100,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.197% due 6/25/07 (k)	97,974
	Total U.S. Government Agencies (Cost — $20,471,545)	20,471,701
Repurchase Agreements — 5.2%
25,482,000	Interest in $535,536,000 joint tri-party repurchase agreement dated 1/31/07 with Deutsche Bank Securities Inc., 5.260% due 2/1/07; Proceeds at maturity - $25,485,723; (Fully collateralized by various U.S. government agency obligations, 0.000% to 14.299% due 11/25/15 to 2/25/37; Market value - $25,991,640)	25,482,000
16,986,000	Nomura Securities International Inc. repurchase agreement dated 1/31/07, 5.240% due 2/1/07; Proceeds at maturity - $16,988,472; (Fully collateralized by various U.S. government agency obligations, 3.375% to 6.000% due 12/15/08 to 4/21/26; Market value -$17,326,201)	16,986,000
	Total Repurchase Agreements (Cost — $42,468,000)	42,468,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $62,939,545)	62,939,701
	TOTAL INVESTMENTS — 100.0% (Cost — $783,957,395#)	$821,622,823

*	Non-income producing security.
‡	Face amount denominated in U.S. dollars, unless otherwise noted.
†	All or a portion of this security is segregated pursuant to a revolving credit facility, open futures contracts and forward foreign currency contracts.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(b)	Illiquid security.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2007.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Security has no maturity date. The date shown represents the next call date.
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	Security is currently in default.
(h)	Participation interest was acquired through the financial institution indicated parenthetically.
(i)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2007

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR - American Depositary Receipt
ARS - Argentine Peso
FDR - Foreign Depositary Receipt
GDP - Gross Domestic Product
PAC - Planned Amortization Class

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

LMP Capital and Income Fund Inc. (the “Fund”) was incorporated in Maryland on November 12, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund seeks total return with an emphasis on income by investing primarily in a portfolio consisting of a broad range of equity and fixed income securities of both U.S. and foreign issuers.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(d) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Mortgage Dollar Rolls. The Fund enters into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Mortgage dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the mortgage dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the mortgage dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(h) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(i) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(j) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$43,720,070
Gross unrealized depreciation	(6,054,642)
Net unrealized appreciation	$37,665,428

At January 31, 2007, the Fund held a loan participation with a total cost of $1,000,000 and a total market value of $1,005,170.

At January 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 2 Year Notes	72	3/07	$14,728,735	$14,658,750	$(69,985)
U.S. Treasury 5 Year Notes	47	3/07	4,916,141	4,912,969	(3,172)
					(73,157)

Contracts to Sell:
U.S. Treasury 10 Year Notes	66	3/07	$7,132,318	$7,045,500	$86,818
Net Unrealized Gain on Open Futures Contracts					$13,661

At January 31, 2007, the Fund had the following open forward foreign currency contracts as described below:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Japanese Yen	72,660,000	$600,918	2/7/07	$(25,461)
Japanese Yen	72,660,000	608,267	5/9/07	2,767
				$(22,694)
Contracts to Sell:
Japanese Yen	72,660,000	$600,918	2/7/07	$(2,746)
Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(25,440)

3. Loan

At January 31, 2007, the Fund had a $170,000,000 loan outstanding pursuant to a revolving credit and security agreement among the Fund, CHARTA, LLC and Citibank N.A. The loan generally bears interest at a variable rate based on the weighted average interest rates of the underlying commercial paper or LIBOR plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowings outstanding and any additional expenses.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Capital and Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: March 29, 2007

By	/s/ Frances M. Guggino
Frances Guggino
Chief Financial Officer

Date: March 29, 2007